As filed with the Securities and Exchange Commission on July 20, 2011

SECURITIES ACT FILE NO. 333-172947

INVESTMENT COMPANY ACT FILE NO. 811-22534

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-2

AMENDMENT NO. 2

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   ☒

PRE-EFFECTIVE AMENDMENT NO. 2   ☒

POST-EFFECTIVE AMENDMENT NO.   ☐

AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   ☒

AMENDMENT NO. 2   ☒

VERSUS GLOBAL MULTI-MANAGER
REAL ESTATE INCOME FUND LLC

(Exact Name of Registrant as Specified in Charter)

7100 E Belleview Ave, Suite 306

Greenwood Village, CO 80111-1632

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (303) 895-3773

Mark D. Quam

c/o Versus Capital Advisors LLC

7100 E Belleview Ave, Suite 306

Greenwood Village, CO 80111-1632

(303) 895-3773

(Name and Address of Agent for Service)

COPY TO:

Alan Hoffman, Esq.

Winston & Strawn LLP

200 Park Avenue

New York, New York 10166-4193

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THIS REGISTRATION STATEMENT.

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box ☒

It is proposed that this filing will become effective when declared effective pursuant to Section 8(c).

If appropriate, check the following box:

☐  This [post-effective] amendment designates a new effective date for a previously filed [post-effective amendment] [registration statement].

☐  This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration statement number of the earlier effective registration statement for the same offering is              .

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

TITLE OF SECURITIES BEING REGISTERED	PROPOSED MAXIMUM AGGREGATE OFFERING AMOUNT(1)	AMOUNT OF REGISTRATION FEE
Shares of Beneficial Interest	$750,000,000	$87,075	(2)

(1)             Estimated pursuant to Rule 457(o) under the Securities Act of 1933, as amended, solely for the purposes of determining the registration fee.

(2)             Paid in connection with the initial filing of this registration statement on March 18, 2011.

The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment, which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

This Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-2 (File Nos. 333-172947 and 811-22534) consists of the following:

(1) Facing sheet of this Registration Statement; and

(2) Part C of this Registration Statement (including the signature page).

Parts A and B of this Registration Statement are unchanged from the Registration Statement filed by the Registrant on July 13, 2011, and are incorporated by reference herein. This Registration Statement is being filed to revise previously filed Exhibits and file other Exhibits.

TABLE OF CONTENTS

PART C
OTHER INFORMATION
Financial Statements and Exhibits
Marketing Arrangements
Other Expenses of Issuance and Distribution
Persons Controlled by or Under Common Control with Registrant
Number of Holders of Securities
Indemnification
Business and Other Connections of Investment Adviser
Location of Accounts and Records
Management Services
Undertakings
SIGNATURES
INDEX TO EXHIBITS

Ex-99.a	Certificate of Formation(1)

Ex.-99.b	Amended and Restated Limited Liability Company Agreement(2)

Ex-99.e	Dividend Reinvestment Plan(2)

Ex-99.g(1)	Form of Investment Management Agreement(2)
Ex-99.g(2)	Form of Investment Sub-Advisory Agreement(2)

Ex-99.h(1)	Form of Underwriting Agreement(2)
Ex-99.h(2)	Form of Distribution Agreement(2)

Ex-99.j(1)	Form of Custody Agreement(2)
Ex-99.j(2)	Form of Foreign Custody Agreement(3)

Ex-99.k(1)	Form of Administration and Accounting Services Agreement(2)
Ex-99.k(2)	Form of Transfer Agency and Shareholder Services Agreement(2)

Ex-99.l	Opinion and Consent of Winston & Strawn LLP(3)

Ex-99.n	Consent of Independent Registered Public Accounting Firm(3)

Ex-99.r	Joint Code of Ethics of the Adviser and the Fund(2)

(1)             Previously filed.

(2)             Filed herewith.

(3)             To be filed by amendment.

PART C.  OTHER INFORMATION

Financial Statements and Exhibits:

1.	Financial Statements:

		Part A:	Financial Highlights(3)

		Part B:	Report of Independent Registered Public Accounting Firm, Statement of Assets and Liabilities, Notes to Financial Statements(3)

2.	Exhibits:

	a.	Certificate of Formation(1)

	b.	Amended and Restated Limited Liability Company Agreement(2)

	e.	Dividend Reinvestment Plan(2)

	g.	(1) Form of Investment Management Agreement(2)
(2) Form of Investment Sub-Advisory Agreement(2)

	h.	(1) Form of Underwriting Agreement(2)
(2) Form of Distribution Agreement(2)

	j.	(1) Form of Custody Agreement(2)
(2) Form of Foreign Custody Agreement(3)

	k.	(1) Form of Administration and Accounting Services Agreement(2)
(2) Form of Transfer Agency and Shareholder Services Agreement(2)

	l.	Opinion and Consent of Winston & Strawn LLP(3)

	n.	Consent of Independent Registered Public Accounting Firm(3)

	r.	Joint Code of Ethics of the Adviser and the Fund(2)

(1)             Previously filed.

(2)             Filed herewith.

(3)             To be filed by amendment.

Marketing Arrangements:  See the Underwriting Agreement.

Other Expenses of Issuance and Distribution: *

Registration fees	$87,075
Legal fees	[ ]
FINRA fees	$75,500
Blue Sky fees	[ ]
Accounting fees	[ ]
Printing	[ ]
Miscellaneous	[ ]
[ ]
Total	[ ]

Persons Controlled by or Under Common Control with Registrant:  None.

Number of Holders of Securities as of                      , 2011: *

Title of Class	Number of Recordholders

Indemnification: *

Business and Other Connections of Investment Adviser: *

*                                         To be completed by amendment.

Location of Accounts and Records:

BNY Mellon maintains certain required accounting-related and financial books and records of the Registrant at 400 Bellevue Parkway, Wilmington, Delaware 19809.  All other required books and records are maintained by the Adviser at 7100 E Belleview Ave, Suite 306, Greenwood Village, Colorado 80111-1632.

Management Services:  Not applicable.

Undertakings:

I.                                         The Registrant undertakes to suspend this offering of Shares until the prospectus is amended if (1) subsequent to the effective date of its registration statement, the NAV of the Fund declines more than 10% from its NAV as of the effective date of the registration statement or (2) the NAV of the Fund increases to an amount greater than its net proceeds as stated in the Prospectus.

II.                                     The Registrant undertakes that:

(a)                                  For purposes of determining any liability under the Securities Act, as amended (the “Securities Act”), the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in a form of prospectus filed by the Registrant under Rule 497(h) under the Securities Act shall be deemed to be part of this registration statement as of the time it was declared effective.

(b)                                 For the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and this offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

III.                                 The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery within two business days of receipt of a written or oral request, the Registrant’s statement of additional information.

IV.                                 The Registrant undertakes to file, during any period in which offers or sales are being made, a post-effective amendment to the registration statement:

(1)          To include any prospectus required by Section 10(a)(3) of the Securities Act;

(2)          To reflect in the prospectus any facts or events after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement; and

(3)          To include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement.

V.                                     The Registrant undertakes that, for the purpose of determining any liability under the Securities Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and this offering of those securities at that time shall be deemed to be the initial bona fide offering thereof; and

VI.                                 The Registrant undertakes to remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of this offering.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Greenwood Village, State of Colorado, on the 20th day of July, 2011.

VERSUS GLOBAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

By:	/s/
Name:	Mark D. Quam
Title:	Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on July 20, 2011.

Name:	Title:
/s/
Mark D. Quam	Director and Principal Executive Officer
/s/
William R. Fuhs, Jr.	Director and Principal Financial Officer

Casey Frazier	Director
/s/
Jeffrey A. Jones	Director
/s/
Richard J. McCready	Director

Matthew T. Murphy	Director

Paul E. Sveen	Director
/s/
John Gordon	Principal Accounting Officer

EXHIBIT INDEX

Exhibits:

a.	Certificate of Formation(1)

b.	Amended and Restated Limited Liability Company Agreement(2)

e.	Dividend Reinvestment Plan(2)

g.	(1) Form of Investment Management Agreement(2)
(2) Form of Investment Sub-Advisory Agreement(2)

h.	(1) Form of Underwriting Agreement(2)
(2) Form of Distribution Agreement(2)

j.	(1) Form of Custody Agreement(2)
(2) Form of Foreign Custody Agreement(3)

k.	(1) Form of Administration and Accounting Services Agreement(2)
(2) Form of Transfer Agency and Shareholder Services Agreement(2)

l.	Opinion and Consent of Winston & Strawn LLP(3)

n.	Consent of Independent Registered Public Accounting Firm(3)

r.	Joint Code of Ethics of the Adviser and the Fund(2)

(1)             Previously filed.

(2)             Filed herewith.

(3)             To be filed by amendment.